Derivative Financial Instruments (Details Narrative) € in Thousands	Dec. 05, 2025 $ / shares	Dec. 31, 2025 EUR (€) shares	Jul. 22, 2025 shares	Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities | €		€ 181		€ 870
Warrant exercise price | $ / shares	$ 9.852
Description of warrant cancellation and exchange	(i) pre-funded warrants exercisable into 475,267 Class A Ordinary Shares at $0.0035 per share, (ii) warrants exercisable into 1,622,330 Class A Ordinary Shares at $3.50 per share, and (iii) warrants exercisable into 811,165 Class A Ordinary Shares at $5.00 per share.
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		314,292	294,658